UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497
Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock

Money Market Fund

Semiannual Report

9.30.11

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2011 with the same investment held until September 30, 2011.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,000.00	$1.25

Class B	1,000.00	1,000.00	1.25

Class C	1,000.00	1,000.00	1.25

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Semiannual report | Money Market Fund	5

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on April 1, 2011, with the same investment held until September 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 4-1-11	on 9-30-11	period ended 9-30-11[1]

Class A	$1,000.00	$1,023.80	$1.26

Class B	1,000.00	1,023.80	1.26

Class C	1,000.00	1,023.80	1.26

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.25%, 0.25% and 0.25% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6	Money Market Fund | Semiannual report

Portfolio summary

Maturity composition[1]

Maturity (days)	As a percentage of net assets on 9-30-11

0 – 30	49%

31 – 60	21%

61 – 90	19%

Over 90	11%

Average maturity: 44 days

1 As a percentage of net assets on 9-30-11.

Semiannual report | Money Market Fund	7

Fund’s investments

As of 9-30-11 (unaudited)

	Maturity Date	Yield* (%)	Par value	Value
Commercial Paper 44.89%			$220,975,104

(Cost $220,975,104)

American Honda Finance Corp.	10-28-11	0.190	$10,000,000	9,998,575

Amsterdam Funding Corp.	10-3-11 to 11-22-11	0.130 to 0.250	17,500,000	17,496,335

Bank of Nova Scotia	10-5-11	0.010	10,000,000	9,999,989

Bank of Tokyo-Mitsubishi UFJ, Ltd.	10-4-11	0.130	20,000,000	19,999,783

Barclays U.S. Funding LLC	10-3-11	0.080	24,000,000	23,999,893

Deutsche Bank Financial LLC	10-3-11	0.180	24,000,000	23,999,760

Falcon Asset Securitization Company LLC	10-6-11	0.080	24,000,000	23,999,733

Merck & Company, Inc.	10-3-11	0.030	12,000,000	11,999,980

Nestle Capital Corp.	10-3-11	0.010	23,500,000	23,499,987

Novartis Finance Corp.	10-6-11	0.060	24,000,000	23,999,800

Toyota Motor Credit Corp.	11-4-11	0.210	21,000,000	20,995,835

United Technologies Corp.	10-3-11	0.010	6,000,000	5,999,997

Westpac Banking Corp.	5-21-12	0.450	5,000,000	4,985,437

Corporate Interest-Bearing Obligations 40.26%			$198,204,407

(Cost $198,204,407)

American Honda Finance Corp. (P)(S)	12-9-11	0.587	10,000,000	10,004,965

Australia & New Zealand Banking Group, Ltd. (P)(S)	10-21-11	0.552	10,000,000	10,001,447

Australia & New Zealand Banking Group, Ltd.	11-14-11	5.125	3,000,000	3,016,491

Bank of Nova Scotia (P)	1-6-12 to 10-18-12	0.446 to 0.587	10,300,000	10,314,969

Boeing Capital Corp.	2-15-12	6.500	5,056,000	5,171,425

Cargill, Inc. (S)	6-1-12	6.375	4,835,000	5,016,329

Caterpillar Financial Services Corp. (P)	7-24-12	0.538	3,089,000	3,094,991

Caterpillar Financial Services	10-12-11 to 3-15-12	4.700 to 5.750	6,991,000	7,111,659

Credit Suisse USA, Inc.	11-15-11	6.125	2,070,000	2,083,701

Eli Lilly & Company	3-6-12	3.550	1,167,000	1,183,079

8	Money Market Fund | Semiannual report	See notes to financial statements

	Maturity Date	Yield* (%)	Par value	Value
General Electric Capital Corp. (P)	11-21-11 to 7-27-12	0.366 to 0.478	$3,795,000	$3,794,706

General Electric Capital Corp.	11-21-11	4.375	3,300,000	3,318,499

Hewlett-Packard Company (P)	3-1-12	0.436	500,000	500,296

Hewlett-Packard Company	2-24-12 to 3-1-12	4.250 to 5.250	10,739,000	10,950,339

International Business Machines Corp. (P)	6-15-12	0.377	15,950,000	15,959,479

John Deere Capital Corp.	10-17-11	5.400	8,614,000	8,632,862

JPMorgan Chase & Company (P)	2-22-12	0.388	3,500,000	3,501,172

JPMorgan Chase & Company	10-1-12	5.375	2,825,000	2,952,366

PepsiCo, Inc.	5-15-12	5.150	1,119,000	1,152,271

Royal Bank of Canada (P)	10-4-11 to 4-5-12	0.246 to 0.275	3,170,000	3,169,985

Sanofi (P)	3-28-12	0.413	24,000,000	24,003,150

State Street Corp. (P)	4-30-12	0.353	3,460,000	3,460,797

Target Corp.	3-1-12	5.875	1,800,000	1,841,068

The Coca-Cola Company (P)	5-15-12	0.336	12,453,000	12,460,563

Toronto-Dominion Bank/NY (P)	1-12-12	0.305	4,500,000	4,501,554

Toyota Motor Credit Corp.	10-25-11	5.125	2,386,000	2,393,401

UBS AG (P)	2-23-12	1.403	15,025,000	15,078,286

US Bank NA (P)	10-26-12	0.473	2,750,000	2,753,297

Wachovia Corp. (P)	3-01-12	0.476	8,760,000	8,760,659

Wachovia Corp.	10-15-11	5.300	10,000,000	10,019,227

Westpac Banking Corp. (P)	12-30-11	0.619	2,000,000	2,001,374

U.S. Government & Agency Obligations 15.24%			$75,006,030

(Cost $75,006,030)

Bank of America Corp. (J)(P)	4-30-12 to 6-22-12	0.553 to 0.555	14,000,000	14,000,000

Citigroup Funding, Inc. (J)(P)	3-30-12	0.669	2,000,000	2,000,000

Federal Home Loan Bank	7-20-12	0.350	5,000,000	5,000,000

General Electric Capital Corp. (J)(P)	3-12-12	0.537	5,000,000	5,000,000

JPMorgan Chase & Company (J)(P)	6-15-12 to 12-26-12	0.577 to 0.608	13,000,000	13,004,902

Morgan Stanley (J)(P)	2-10-12 to 6-20-12	0.538 to 0.701	15,000,000	15,000,000

The Goldman Sachs Group, Inc. (J)(P)	11-9-11 to 3-15-12	0.522 to 0.547	12,000,000	12,001,128

The Huntington National Bank (J)(P)	6-1-12	0.726	7,000,000	7,000,000

Union Bank NA (J)(P)	3-16-12	0.549	2,000,000	2,000,000

See notes to financial statements	Semiannual report | Money Market Fund	9

	Par value	Value
Repurchase Agreement 0.14%		$700,000

(Cost $700,000)

Repurchase Agreement with State Street Corp. dated 9-30-11 at
0.010% to be repurchased at $700,001 on 10-3-11, collateralized by $705,000 Federal Home Loan Mortgage Corp., 3.525% due
9-30-19 (valued at $715,575, including interest)	$700,000	700,000

Total investments (Cost $494,885,541)† 100.53%		$494,885,541

Other assets and liabilities, net (0.53%)		($2,604,783)

Total net assets 100.00%		$492,280,758

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(J) These securities are issued under the Temporary Liquidity Guarantee and are insured by the Federal Deposit Insurance Corporation until the earlier of the maturity date or 6-30-12. These securities amounted to $70,006,030 or 14.22% of the Fund’s net assets as of 9-30-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 9-30-11, the aggregate cost of investment securities for federal income tax purposes was $494,885,541.

10	Money Market Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 9-30-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $494,885,541)	$494,885,541
Cash	33,936
Receivable for fund shares sold	1,159,353
Interest receivable	1,234,574
Other receivables and prepaid expenses	106,172

Total assets	497,419,576

Liabilities

Payable for investments purchased	3,800,979
Payable for fund shares repurchased	1,104,174
Payable to affiliates
Accounting and legal services fees	3,256
Transfer agent fees	71,875
Trustees’ fees	38,365
Payable to adviser	37,286
Other liabilities and accrued expenses	82,883

Total liabilities	5,138,818

Net assets

Paid-in capital	$492,304,694
Accumulated distributions in excess of net investment income	(24,963)
Accumulated net realized gain on investments	1,027

Net assets	$492,280,758

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($438,499,967 ÷ 438,645,194 shares)	$1.00
Class B ($20,337,400 ÷ 20,360,129 shares)[1]	$1.00
Class C ($33,443,391 ÷ 33,448,164 shares)[1]	$1.00

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements	Semiannual report | Money Market Fund	11

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 9-30-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$548,088

Expenses

Investment management fees (Note 4)	1,108,035
Distribution and service fees (Note 4)	714,290
Accounting and legal services fees (Note 4)	26,543
Transfer agent fees (Note 4)	382,728
Trustees’ fees (Note 4)	18,122
State registration fees	55,346
Printing and postage	45,673
Professional fees	7,744
Custodian fees	34,826
Registration and filing fees	16,733
Other	10,858

Total expenses	2,420,898
Less expense reductions (Note 4)	(1,872,810)

Net expenses	548,088

Net investment income	—

Realized gain

Net realized gain on
Investments	72

Net realized gain	72

Increase in net assets from operations	$72

12	Money Market Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	9-30-11	ended
	(Unaudited)	3-31-11
Increase (decrease) in net assets

From operations
Net realized gain	72	31,636

Increase in net assets resulting from operations	72	31,636

Distributions to shareholders
From net realized gain
Class A	—	(26,098)
Class B	—	(1,466)
Class C	—	(1,547)

Total distributions	—	(29,111)

From Fund share transactions (Note 5)	72,829,728	(417,793)

Total increase (decrease)	72,829,800	(415,268)

Net assets

Beginning of period	419,450,958	419,866,226

End of period	$492,280,758	$419,450,958

Accumulated distributions in excess of net investment income	($24,963)	($24,963)

See notes to financial statements	Semiannual report | Money Market Fund	13

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09	3-31-08	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000[2]	0.012[3]	0.042[3]	0.044[3]
Net realized and unrealized gain
on investments	0.000[2]	0.000[2]	0.000	0.000	0.000	0.000
Total from investment operations	0.000[2]	0.000[2]	0.000[2]	0.012	0.042	0.044
Less distributions
From net investment income	—	—	(0.000)[2]	(0.012)	(0.042)	(0.044)
From net realized gain	—	(0.000)[2]	—	—	—	—
Total distributions	—	(0.000)[2]	(0.000)[2]	(0.012)	(0.042)	(0.044)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.01[5]	0.01[5]	1.16	4.24	4.45

Ratios and supplemental data

Net assets, end of period (in millions)	$438	$381	$360	$396	$317	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	1.04	1.16	1.10	1.01	1.09
Expenses net of fee waivers	0.25[5,7]	0.30[5]	0.59[5]	0.89	0.81	0.88
Expenses net of fee waivers and credits	0.25[5,7]	0.30[5]	0.58[5]	0.89	0.81	0.88
Net investment income	0.00[5,7]	0.00[5]	0.01[5]	1.05	4.08	4.37

1 Unaudited.
2 Less than $0.0005 per share.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not Annualized.
7 Annualized.

14	Money Market Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09	3-31-08	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000	0.006[2]	0.033[2]	0.035[2]
Net realized and unrealized gain
on investments	0.000[3]	0.000[3]	0.000	0.000	0.000	0.000
Total from investment operations	0.000[3]	0.000[3]	0.000	0.006	0.033	0.035
Less distributions
From net investment income	—	—	—	(0.006)	(0.033)	(0.035)
From net realized gain	—	(0.000)[3]	—	—	—	—
Total distributions	—	(0.000)[3]	—	(0.006)	(0.033)	(0.035)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.01[5]	0.00[5]	0.56	3.36	3.57

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$19	$27	$43	$34	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.78	1.92	1.85	1.77	1.83
Expenses net of fee waivers	0.25[5,7]	0.30[5]	0.63[5]	1.45	1.67	1.73
Expenses net of fee waivers and credits	0.25[5,7]	0.30[5]	0.62[5]	1.45	1.66	1.73
Net investment income	0.00[5,7]	0.00[5]	0.00[5]	0.48	3.29	3.52

1 Unaudited.
2 Based on the average daily shares outstanding.
3 Less than $0.0005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not Annualized.
7 Annualized.

CLASS C SHARES Period ended	9-30-11[1]	3-31-11	3-31-10	3-31-09	3-31-08	3-31-07

Per share operating performance

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000	0.000	0.000[2]	0.006[3]	0.033[3]	0.035[3]
Net realized and unrealized gain
on investments	0.000[2]	0.000[2]	0.000	0.000	0.000	0.000
Total from investment operations	0.000[2]	0.000[2]	0.000[2]	0.006	0.033	0.035
Less distributions
From net investment income	—	—	(0.000)[2]	(0.006)	(0.033)	(0.035)
From net realized gain	—	(0.000)[2]	—	—	—	—
Total distributions	—	(0.000)[2]	(0.000)[2]	(0.006)	(0.033)	(0.035)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)[4]	0.00[5,6]	0.01[5]	0.01[5]	0.56	3.35	3.57

Ratios and supplemental data

Net assets, end of period (in millions)	$33	$19	$33	$47	$31	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	1.78	1.93	1.86	1.76	1.83
Expenses net of fee waivers	0.25[5,7]	0.30[5]	0.61[5]	1.44	1.66	1.73
Expenses net of fee waivers and credits	0.25[5,7]	0.30[5]	0.60[5]	1.44	1.66	1.73
Net investment income	0.00[5,7]	0.00[5]	0.02[5]	0.41	3.10	3.54

1 Unaudited.
2 Less than $0.0005 per share.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Includes the impact of waivers and/or reimbursements in order to avoid a negative yield. See Note 4.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Money Market Fund	15

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Money Market Fund (the Fund) is a diversified series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1.00 share price.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are generally offered to all investors; however, Class B and Class C shares are closed to new investors. Class B shares convert to Class A shares eight years after purchase. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2011, all investments are categorized as Level 2 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended September 30, 2011, there were no significant transfers in or out of Level 2 assets.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to

16	Money Market Fund | Semiannual report

ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

The Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended September 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends from net investment income daily, and pays monthly, as long as class income exceeds class expenses on each day. If daily dividends are not paid, then the Fund will resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. Capital gains, if any, are distributed at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Semiannual report | Money Market Fund	17

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.500% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.425% of the next $250,000,000; (c) 0.375% of the next $250,000,000; (d) 0.350% of the next $500,000,000; (e) 0.325% of the next $500,000,000; (f) 0.300% of the next $500,000,000; and (g) 0.275% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has contractually agreed to limit the maximum annual rate of management fee to 0.40% of the Fund’s average daily net assets until at least July 31, 2012. Accordingly, these expense reductions amounted to $221,607 for the six months ended September 30, 2011. In addition, the Adviser and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the Fund in attempting to avoid a negative yield in the amount of $936,967 for the six months ended September 30, 2011. Voluntary agreements may be terminated or amended at any time by the Adviser.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the six months ended September 30, 2011 were equivalent to a net annual effective rate of 0.00% of the Fund’s average daily net assets.

18	Money Market Fund | Semiannual report

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed, until July 31, 2012, to limit the distribution fee on Class A shares, so that distribution expenses will not exceed 0.15% of Class A shares’ average daily net assets. Reimbursements related to this contractual waiver amounted to $200,238 for the six months ended September 30, 2011. In addition, the Distributor has voluntarily agreed to waive distribution expenses on Class A, Class B and Class C shares amounting to $300,356, $23,059 and $121,461, respectively, for the six months ended September 30, 2011. In order to avoid a negative yield, the Distributor has voluntarily agreed to waive distribution expenses on Class B shares amounting to $69,122 for the six months ended September 30, 2011. The voluntary waivers and/or reimbursements may be amended or terminated at any time by the Distributor.

Sales charges. Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2011, CDSCs received by the Distributor amounted to $26,840 and $8,301 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Money Market Fund	19

Class level expenses. Class level expenses for the six months ended September 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$500,594	$345,631
Class B	92,235	15,897
Class C	121,461	21,200
Total	$714,290	$382,728

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended September 30, 2011 and for the year ended March 31, 2011 were as follows:

	Six months ended 9-30-11		Year ended 3-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	202,147,987	$202,147,986	327,269,068	$327,269,069
Distributions reinvested	—	—	25,637	25,637
Repurchased	(145,037,584)	(145,037,584)	(305,822,157)	(305,822,157)

Net increase	57,110,403	$57,110,402	21,472,548	$21,472,549

Class B shares

Sold	8,669,212	$8,669,212	11,930,258	$11,930,257
Distributions reinvested	—	—	1,392	1,392
Repurchased	(7,102,421)	(7,102,422)	(19,961,915)	(19,961,918)

Net increase (decrease)	1,566,791	$1,566,790	(8,030,265)	($8,030,269)

Class C shares

Sold	30,855,001	$30,855,001	40,245,146	$40,245,145
Distributions reinvested	—	—	1,491	1,491
Repurchased	(16,702,465)	(16,702,465)	(54,106,709)	(54,106,709)

Net increase (decrease)	14,152,536	$14,152,536	(13,860,072)	($13,860,073)

Net increase (decrease)	72,829,730	$72,829,728	(417,789)	($417,793)

20	Money Market Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Money Market Fund (the Fund), a series of John Hancock Current Interest (the Trust), met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

Semiannual report | Money Market Fund	21

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Fund, the Adviser and the Subadviser, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered

22	Money Market Fund | Semiannual report

investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Money Market Fund Class A Shares	0.01%	0.66%	2.14%	1.81%
Money Market-Taxable Category Average	0.02%	0.68%	2.14%	1.90%
USTREAS T-Bill Auction Ave 3 Mon	0.14%	0.60%	2.31%	2.27%

The Board noted that the Fund had underperformed its Category’s average performance and its Benchmark Index’s performance over a sustained period. The Board noted that the Fund’s underperformance in relation to the Category average for the 1- and 3-year periods did not exceed 2 basis points and that the Fund’s performance over the 1- and 3-year periods was reasonable considering the current low interest rate environment.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for

Semiannual report | Money Market Fund	23

accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was ten basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.50%	0.40%
Gross Expense Ratio	1.05%	0.86%
Net Expense Ratio	0.31%	0.30%

The Board viewed favorably the Adviser’s contractual agreement to waive all its advisory fees to the extent necessary to maintain the Fund’s net advisory fee ratio at 0.40% until July 31, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also viewed favorably the voluntary waiver of the Fund’s Rule 12b-1 fees and other fees and the reimbursement of expenses to the extent necessary to maintain the Fund’s net asset value at $1.00 per share. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadviser’s profitability analysis.

24	Money Market Fund | Semiannual report

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement among the Fund, the Adviser and the Subadviser was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | Money Market Fund	25

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	John Hancock Asset Management
Charles L. Ladner,* Vice Chairman	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore*#	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

26	Money Market Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Money Market Fund.	440SA 9/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	11/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
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Keith F. Hartstein
President and
Chief Executive Officer

Date:	November 22, 2011

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	November 22, 2011